Salaries and social charges (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Salaries and social charges [Abstract]
Payroll accruals and profit sharing	R$ 248,771	R$ 279,092
Social charges	60,221	50,810
Payroll taxes (LTIP)	57,646	56,641
Other	16,892	16,100
Total	R$ 383,530	R$ 402,643